Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair value of financial instruments

December 31, 2020	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,837,429	$1,837,429	$1,706,900	$20,015	$110,514
Development loans and other receivables	23,804	31,088	—	31,088	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	51,525	51,525	—	—	51,525
Energy contracts not designated as cash flow hedge	388	388	—	—	388
Commodity contracts for regulated operations	194	194	—	194	—
Total derivative instruments	52,107	52,107	—	194	51,913
Total financial assets	$1,913,340	$1,920,624	$1,706,900	$51,297	$162,427
Long-term debt	$4,538,470	$5,140,059	$2,316,586	$2,823,473	$—
Notes payable to related party	30,493	30,493	—	30,493	—
Convertible debentures	295	623	623	—	—
Preferred shares, Series C	13,698	15,565	—	15,565	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	5,597	5,597	—	—	5,597
Energy contracts not designated as a cash flow hedge	332	332	—	—	332
Cross-currency swap designated as a net investment hedge	84,543	84,543	—	84,543	—
Interest rate swaps designated as a hedge	19,324	19,324	—	19,324	—
Commodity contracts for regulated operations	614	614	—	614	—
Total derivative instruments	110,410	110,410	—	104,481	5,929
Total financial liabilities	$4,693,366	$5,297,150	$2,317,209	$2,974,012	$5,929
24.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2019	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,294,147	$1,294,147	$1,178,581	$27,072	$88,494
Development loans and other receivables	37,050	37,984	—	37,984	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	65,304	65,304	—	—	65,304
Energy contracts not designated as a cash flow hedge	20,384	20,384	—	—	20,384
Commodity contracts for regulatory operations	16	16	—	16	—
Total derivative instruments	85,704	85,704	—	16	85,688
Total financial assets	$1,416,901	$1,417,835	$1,178,581	$65,072	$174,182
Long-term debt	$3,931,868	$4,284,068	$1,495,153	$2,788,915	$—
Convertible debentures	342	623	623	—	—
Preferred shares, Series C	13,793	15,120	—	15,120	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	789	789	—	—	789
Energy contracts not designated as a cash flow hedge	38	38	—	—	38
Cross-currency swap designated as a net investment hedge	81,765	81,765	—	81,765	—
Commodity contracts for regulated operations	2,072	2,072	—	2,072	—
Total derivative instruments	84,664	84,664	—	83,837	827
Total financial liabilities	$4,030,667	$4,384,475	$1,495,776	$2,887,872	$827

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”), associated with the above derivative contracts:

2020
Financial contracts: Swaps	1,830,852
Options	479,692
Forward contracts	1,500,000
3,810,544

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts on the consolidated balance sheets:

	2020	2019
Regulatory assets:
Swap contracts	$228	$28
Option contracts	50	38
Forward contracts	$693	$1,830
Regulatory liabilities:
Swap contracts	$271	$743
Option contracts	$76	$—

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and the Shady Oaks II development project by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
2,479,234	December 2031	$23.50	NI HUB
642,280	December 2028	$34.02	PJM Western HUB
2,953,751	December 2027	$24.76	NI HUB
2,330,995	December 2027	$36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2020	2019
Effective portion of cash flow hedge	$(13,418)	$19,177
Amortization of cash flow hedge	(1,248)	(33)
Amounts reclassified from AOCI	(9,616)	(8,564)
OCI attributable to shareholders of AQN	$(24,282)	$10,580

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2020	2019
Change in unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(901)	$530
Currency forward contract	—	(904)
Total change in unrealized gain (loss) on derivative financial instruments	$(901)	$(374)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	(1,145)	(227)
Currency forward contract	2,363	147
Total realized gain (loss) on derivative financial instruments	$1,218	$(80)
Gain (loss) on derivative financial instruments not accounted for as hedges	317	(454)
Amortization of AOCI gains frozen as a result of hedge dedesignation	3,009	15,810
	$3,326	$15,356
Amounts recognized in the consolidated statements of operations consist of:
Gain on derivative financial instruments	$964	$16,113
Gain (loss) on foreign exchange	2,362	(757)
	$3,326	$15,356

Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2020, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

2020
Cash and cash equivalents and restricted cash	$130,018
Accounts receivable	355,151
Allowance for doubtful accounts	(29,506)
Notes receivable	23,804
$479,467

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$334,352	$821,535	$285,600	$3,092,544	$4,534,031
Interest on long-term debt	195,876	337,199	267,112	1,084,022	1,884,209
Purchase obligations	561,690	—	—	—	561,690
Environmental obligation	16,955	26,409	1,251	21,518	66,133
Advances in aid of construction	1,236	—	—	78,628	79,864
Derivative financial instruments:
Cross-currency swap	37,338	29,999	19,875	(2,670)	84,542
Interest rate swaps	2,725	4,346	4,369	7,885	19,325
Energy derivative and commodity contracts	1,917	(233)	919	3,940	6,543
Other obligations	79,219	6,601	5,232	125,209	216,261
Total obligations	$1,231,308	$1,225,856	$584,358	$4,411,076	$7,452,598